UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sep 30, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      November 11, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    116554(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	AMERICAN EXPRESS	COMMON STOCK	025816109	17328	385929	  SH		SOLE	0	385929	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	25509	995854	  SH		SOLE	0	995854	0	0
D	E*TRADE FINANCIA	COMMON STOCK	269246401	14943	1640267	  SH		SOLE	0	1640267	0	0
D	FIFTH THIRD BANC	COMMON STOCK	316773100	22776	2255031	  SH		SOLE	0	2255031	0	0
D	FOCUS MEDIA-ADR		ADRS STOCK	34415V109	557	33100	  SH		SOLE	0	33100	0	0
D	GRUPO GALICI-ADR	ADRS STOCK	399909100	2048	247365	  SH		SOLE	0	247365	0	0
D	HOME INNS & -ADR	ADRS STOCK	43713W107	140	5416	  SH		SOLE	0	5416	0	0
D	HUNTINGTON BANC		COMMON STOCK	446150104	25399	5291492	  SH		SOLE	0	5291492	0	0
D	IPATH-S&P S/T FU	ETF STOCK	06740C261	5227	97947	  SH		SOLE	0	97947	0	0
D	ISHARES-MALAYSIA	ETF STOCK	464286830	409	33600	  SH		SOLE	0	33600	0	0
D	ISHARES-SINGAPOR	ETF STOCK	464286673	2527	229700	  SH		SOLE	0	229700	0	0
D	JP MORGAN CHASE		COMMON STOCK	46625H100	9450	313753	  SH		SOLE	0	313753	0	0
D	KEYCORP			COMMON STOCK	493267108	7815	1317957	  SH		SOLE	0	1317957	0	0
D	VISA INC-CLASS A	COMMON STOCK	92826C839	5793	67577	  SH		SOLE	0	67577	0	0
D	WESTERN UNION		COMMON STOCK	959802109	14841	970610	  SH		SOLE	0	970610	0	0
D	WISDOMTREE EMG M	ETF STOCK	97717W315	1619	34200	  SH		SOLE	0	34200	0	0
S REPORT SUMMARY                16 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED